Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Research and development expense	$ 27.9	$ 19.3	$ 13.9
Percentage of inventory valued under LIFO method	6.00%
Finite lived intangible asset useful life	19 years 3 months 18 days
Technology Intangible Assets | Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	20 years
Technology Intangible Assets | Maximum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	22 years
Order Backlog | Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	1 year
Licensing Agreements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	20 years
Land Improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Land Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years
Building Improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years
Building Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	30 years
Machinery and equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years